Financial assets at amortised cost - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 5,058	£ 6,247
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	5
Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	3	6
UK retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	900	1,024
Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	3,772	4,736
Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4,672	5,760
Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	3	3
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4,678	5,769
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	21	19
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	359	459
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,362	1,591
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	5
Stage 1 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	3	6
Stage 1 | UK retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	124	104
Stage 1 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,062	1,268
Stage 1 | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,186	1,372
Stage 1 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1	1
Stage 1 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,190	1,379
Stage 1 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 1 | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	172	212
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,800	2,379
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | UK retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	411	468
Stage 2 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,210	1,677
Stage 2 | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,621	2,145
Stage 2 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,621	2,145
Stage 2 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	179	234
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,706	2,016
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 3 | UK retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	175	191
Stage 3 | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,500	1,791
Stage 3 | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,675	1,982
Stage 3 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	2	2
Stage 3 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,677	1,984
Stage 3 | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	21	19
Stage 3 | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	8	13
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	190	261
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | UK retail mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	190	261
POCI | Other
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Gross
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	190	261
POCI | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	190	261
POCI | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0